COMMITMENTS AND CONTINGENCIES - Summary of Future Payments and Interest Expense for Operating Lease (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 240,834	$ 383,383
2025		240,834
Total undiscounted cash flows	336,680	624,217
Less: imputed interest	(8,126)	(31,463)
Present value of lease liabilities	$ 328,554	$ 592,754